Events After the Reporting Date (Details) - Events After the Reporting Date [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 05, 2026	Feb. 02, 2026	Jan. 21, 2026
Events After The Reporting Date [Line Items]
Issued shares	2,744,062	400,000	210,000
Advisory total value (in Dollars)		$ 5.0	$ 3.2
Ordinary Share [Member]
Events After The Reporting Date [Line Items]
Issued shares	2,744,062
Par value per share (in Dollars per share)	$ 0.001
Exercise of warrant	1,409,624